Long-Term Debt - Additional Information (Details) - Mortgage Loan - PRC Bank ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Nov. 21, 2018 CNY (¥) Loan	Aug. 29, 2018 CNY (¥) Loan
Debt Instrument [Line Items]
Debt instrument number of loan agreement | Loan		2	2
Debt instrument, face amount | ¥		¥ 260,000	¥ 260,000
Debt instrument periodic payment description	The loans are secured by pledging the Building A and Building D and are repaid in equal instalment every three months
Debt instrument, interest rate	5.782%
Debt instrument, term	8 years